INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Disclosure of inventory

(US $ millions)	Dec 31, 2018	Dec 31, 2017
Raw materials	$72	$68
Finished goods	69	74
Operating and maintenance supplies	79	82
	$220	$224